UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number: 811-04938

                              THE EHRENKRANTZ TRUST
               (Exact name of registrant as specified in charter)

       135 Crossways Park Drive, Suite 101, Woodbury, NY 11797 (Address of
                     principal executive offices) (Zip code)

                           Thomas Giugliano, President
                            135 Crossways Park Drive
                                    Suite 101
                               Woodbury, NY 11797
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 813-1117

                   Date of fiscal year end: December 31, 2006

                   Date of reporting period: December 31, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.


                              THE EHRENKRANTZ TRUST
                             Ehrenkrantz Growth Fund

                          ANNUAL REPORT TO SHAREHOLDERS

                            FOR THE FISCAL YEAR ENDED
                                DECEMBER 31, 2006

                         Investment Products Offered
                      ----------------------------------
                      o     Are Not FDIC Insured
                      o     May Lose Value
                      o     Are Not Bank Guaranteed
                      ----------------------------------

The investment return and principal value of an investment in The Ehrenkrantz Trust - Ehrenkrantz Growth Fund (the "Fund") will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, call the Fund toll free at (800) 813-1117 or write to Thomas Giugliano at The Ehrenkrantz Trust, 135 Crossways Park Drive, Suite 101, Woodbury, New York 11797.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, without charge by contacting the Fund as set forth above or viewing the Fund's most recently filed Form N-PX on the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Performance Information and Discussion.....................................   4
Expense Example............................................................   7
Schedule of Portfolio Holdings.............................................   9
Statement of Assets and Liabilities........................................  12
Statement of Operations....................................................  13
Statement of Changes in Net Assets.........................................  14
Notes to Financial Statements..............................................  15
Financial Highlights.......................................................  18
Independent Auditor's Report...............................................  19
Management.................................................................  20
Service Providers..........................................................  22

THE EHRENKRANTZ TRUST
================================================================================

                                          PERFORMANCE INFORMATION AND DISCUSSION
                                     For the Fiscal Year Ended December 31, 2006

--------------------------------------------------------------------------------

Historical Performance
----------------------

                  Value of $10,000 Invested at January 1, 1997
                 The Ehrenkrantz Trust* vs. The S&P 500 Index**

                               [GRAPHIC OMITTED]

----------
* EKN Asset Management Group, Inc. (the "Adviser") has served as the Fund's investment adviser since August 5, 2005, and performance data from prior to that date does not reflect investment advisory services provided by the Adviser.

** Performance data for the S&P 500 Index reflects the percentage change in the S&P 500 Index as valued on January 1 and December 31 (or the immediately preceding trading day) of each reporting year.

The chart set forth above covers the period from January 1, 1997 through the Fund's most recent fiscal year ended December 31, 2006.

The performance information depicted in the chart represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The performance information for the Fund does not reflect the deduction of taxes an investor would pay on Fund distributions or the redemption of Fund shares, and the performance information for the S&P 500 Index does not reflect the deduction of any taxes, fees, expenses, or other charges. All performance information assumes the reinvestment of dividends.

The S&P 500 Index is a widely recognized, unmanaged measure of 500 of the largest companies traded on U.S. Securities Markets as measured by market capitalization.

                             Average Annual Returns

The table below depicts the periodic 1-, 5-, and 10-year annualized returns of the Fund and the S&P 500 Index.

--------------------------------------------------------------------------------
                             Average Annual Return*
--------------------------------------------------------------------------------
                         1-Year             5-Year            10-Year
                         Return             Return            Return
--------------------------------------------------------------------------------
Fund                     20.20%             -26.20%           8.43%
--------------------------------------------------------------------------------
S&P 500                  15.79%              6.19%            8.42%
--------------------------------------------------------------------------------

----------
* The Adviser has served as the Fund's investment adviser since August 5, 2005, and performance data from prior to that date does not reflect investment advisory services provided by the Adviser.

Investment Objective and Policies
---------------------------------

The Fund seeks long-term capital appreciation using a disciplined, value-oriented investment process. The Fund normally invests in large, mid and small cap equities with a tilt to large capitalization U.S. companies (with some foreign ADR's) whose stocks are considered to be undervalued. The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.

We select companies that may possess these characteristics:

     o    Low price-to-earnings ratios
     o    Low enterprise value to normal cash flow
     o    Strong capital reinvestment disciplines

Management Discussion
---------------------

As of the fiscal year ended December 31, 2006, there were 165,721 shares outstanding of the sole class and series of the Fund and each share had a net asset value ("NAV") of $4.17. This NAV compares with an unaudited net asset value of $3.64 at June 30, 2006, and an audited net asset value of $3.47 per share at December 31, 2005 (stated NAVs reflect any distributions to shareholders).

During the fiscal year ended December 31, 2006, the Adviser was responsible for management of the Fund's portfolio from January through June, and CFM Advisors, Inc. (the "Sub Adviser") was responsible for management of the Fund's portfolio from July through December. For the fiscal year ended December 31, 2006, the Fund outperformed the S&P 500 Index, due in part to the performance of certain of certain securities, returning 20.20% when compared to 15.79%.

Portfolio Strengths

Of the Fund's portfolio securities, The Buckle, Inc., a retailer of casual apparel was, for example, up approximately 34% during the fourth quarter 2006. This performance was due in part to a very strong December same sales number and the announcement of a 3-for-2 stock split coupled with a special $3 dividend.

The Fund also added value to its portfolio from Bandag, Inc, a tread rubber company, which, for example, traded up approximately 18% during the fourth quarter 2006. This performance was due in part to the company's announcement on December 13, 2006 that it was being acquired by Bridgestone. While we feel that the acquisition was positive for Bandag, we decided to sell all shares on December 22, 2006 to take advantage of the stock's premium valuation.

Portfolio Weaknesses

The Fund's portfolio returns were hurt by positions in poor performing securities in the healthcare sector. Pfizer, Inc.'s stock price was down approximately 8% for the fourth quarter 2006 and underperformed the healthcare sector despite a solid earnings report and upbeat analyst forecasting. The Fund continues to maintain a position in Pfizer's stock.

Biotech giant Amgen, Inc.'s stock price also was down approximately 5% for the fourth quarter 2006. As with Pfizer, Amgen underperformed the healthcare sector despite solid earnings growth. The Fund continues to maintain a position in Amgen's stock.

Looking Ahead

We are pleased with the Fund's return for the fiscal year ended December 31, 2006. However, we have studied the negatives characteristics associated with the Fund's poor performing portfolio securities and are adjusting our investment strategy to try and emphasize positive performing investments. Although we do not expect a significant rise in the market, we do not expect to see a significant decline either. We will be concentrating on identifying and investing in companies that will lead to superior long-term returns for our Fund.

THE EHRENKRANTZ TRUST
================================================================================
                                                                 EXPENSE EXAMPLE
                                     For the Fiscal Year Ended December 31, 2006
--------------------------------------------------------------------------------

As a shareholder of the Fund, you may incur ongoing costs, including management fees and other Fund expenses. The Fund does not, unlike many other funds, have transaction costs, such as sales charges (loads) on purchases of Fund shares. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 made at the beginning of the year and held for the entire period from June 1, 2006 to December 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Year" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          Beginning           Ending             Expenses
                        Account Value      Account Value       Paid During
                        June 1, 2006     December 31, 2006     Fiscal Year*
                        ------------     -----------------     ------------
Actual                        $1,000                $1,202              $54
Hypothetical
  (5% return before
  expenses)                   $1,000                $1,025              $68

----------
* Expenses are equal to the Fund's annualized expense ratio of 6.7%, multiplied by the average account value over the Fund's most recent fiscal year, multiplied by 182/365 (to reflect the one-half year period).

THE EHRENKRANTZ TRUST
================================================================================
                                                  SCHEDULE OF PORTFOLIO HOLDINGS
                                                         As of December 31, 2006
--------------------------------------------------------------------------------

The following table presents the schedule of portfolio holdings of the Fund as of December 31, 2006.

                  Company                                 Shares   U.S. $ Value
                  -------                                 ------   ------------
COMMON STOCKS - 96.58%

Financial - 8.96%
Bank of America Corp.                                        291         15,536
Lehman Brothers Holdings Inc.                                224         17,499
Mellon Financial Corp.                                       400         16,860
Washington Mutual                                            314         14,284
                                                                      ---------
                                                                         64,179

Information Technology - 6.92%
Dell Computer                                                643        $16,133
Intel Corp.                                                  778         15,754
International Business Machines Corp.                        182         17,681
                                                                      ---------
                                                                         49,568

Consumer Staples - 13.65%
Altria Group, Inc.                                           198         16,992
Kimberly-Clark Corp.                                         234         15,900
Procter & Gamble Co.                                         261         16,774
Unilever Plc                                                 666         18,528
UST Inc.                                                     260         15,132
Walgreen Co.                                                 315         14,457
                                                                      ---------
                                                                         97,783

Diversified Manufacturing - 6.35%
General Electric                                             416         15,479
Ingersoll-Rand Co. Ltd.                                      352         13,774
Tyco International                                           529         16,082
                                                                      ---------
                                                                         45,335

Utilities - 2.21%
FirstEnergy Corp.                                            262         15,799
                                                                      ---------

Machinery - 2.35%
Deere & Co.                                                  177         16,827
                                                                      ---------

Healthcare - 10.34%
Amgen Inc.                                                   209         14,277
Forest Laboratories Inc.                                     273         13,814
Johnson & Johnson                                            231         15,251
Pfizer, Inc.                                                 601         15,566
Triad Hospital, Inc.                                         363         15,184
                                                                      ---------
                                                                         74,092

Materials - 1.97%
Alcoa, Inc.                                                  468         14,045
                                                                      ---------

Consumer Discretionary - 26.16%
Bandag, Inc.                                                 398         20,071
Buckle, Inc.                                                 353         17,950
Comcast Corp. - Class A                                      435         18,218
Home Depot, Inc.                                             386         15,502
Jakks Pac Inc.                                               815         17,800
McGraw Hill Cos., Inc.                                       275         18,706
New York Times Co.                                           593         14,445
Polaris Inds Inc.                                            328         15,360
Skyline Corp.                                                375         15,082
Target Corp.                                                 291         16,602
Vail Resorts, Inc.                                           393         17,614
                                                                      ---------
                                                                        187,350

Energy - 6.11%
Canadian Natural Resources Ltd.                              284         15,117
CNX Gas Corp.                                                490         12,495
Whiting Petroleum Corp.                                      346         16,124
                                                                      ---------
                                                                         43,736

Real Estate Operations - 2.25%
Brookfield Asset Management                                  339         16,333
                                                                      ---------

Telecommunications - 9.31%
Alltel Corp.                                                 232         14,031
France Telecom                                               670         18,559
Philippine Long Distance Telephone                           357         18,253
SK Telecom Ltd (SKM)                                         598         15,835
Touch America Holdings Inc.                               20,000             20
                                                                      ---------
                                                                         66,698

Total Common Stock (cost $708,498)                                     $691,745
                                                                      ---------

U.S. Government Obligations
Blackrock Funds - U.S. Treasury Money                      7,321          7,321
Market

Mutual Funds - 2.40%
iShares MSCI EAFE Value Index                                238         17,184
                                                                      ---------

TOTAL INVESTMENTS
(Cost: $730,137)                                                        716,250

Excess of liabilities over cash and other
assets                                                                  (39,299)
                                                                      ---------

NET ASSETS - 100.00%                                                   $676,951
                                                                      =========

The accompanying notes are an integral part of these financial statements.

THE EHRENKRANTZ TRUST
================================================================================
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                         As of December 31, 2006
--------------------------------------------------------------------------------

The following table presents the statement of assets and liabilities of the Fund as of December 31, 2006.

Assets

Investments in securities, at value                                    $708,929
  (identified cost $722,816)

Cash and cash equivalents                                                 7,321

Receivables:
  Dividends and interest                                                  1,890
                                                                    -----------

    Total Assets                                                        718,140

Liabilities

Accrued Expenses                                                         26,189
                                                                    -----------

    Net assets                                                         $691,951
                                                                    ===========

Net assets consist of:
  Unrealized depreciation on investments                                (16,817)
  Accumulated net gain on investment                                   (886,095)
    transactions
  Undistributed net income(loss)                                       (215,112)
  Paid in capital                                                     1,809,975
                                                                    -----------

  Total                                                                $691,951
                                                                    ===========

Net asset value, offering and redemption
  price per share (165,721 shares of no
  par value capital stock outstanding; an
  unlimited number of shares are authorized)                              $4.17

The accompanying notes are an integral part of these financial statements.

THE EHRENKRANTZ TRUST
================================================================================
                                                         STATEMENT OF OPERATIONS
                                            For the Year Ended December 31, 2006
--------------------------------------------------------------------------------

The following table presents the statement of operations of the Fund for the year ended December 31, 2006.

Investment Income:

  Income
    Dividends                                              $8,896
    Interest                                                4,445
    Other                                                   8,719
                                                        ---------
        Investment income                                                22,060
                                                                      ---------

Expenses:

    Investment advisory fees                               11,668
    Professional fees                                      46,062
    Custodian fees                                             25
    Shareholder servicing and
      Fund accounting fees                                 16,375
    Miscellaneous and office expense                        1,755
                                                        ---------
        Total expenses                                     75,885
    Less: expenses waived and reimbursed
          by the Adviser (see Note 3)                     (21,797)
                                                        ---------
                                                                         54,088
                                                                      ---------

        Net investment (loss)                                           (32,028)

Net Realized and Unrealized Gains and
  Losses on Investments:

    Realized gains from investment transactions
      during the period                                   212,091
    Increase in unrealized depreciation of
      investments during current period                   (16,817)
                                                        ---------
    Net realized and unrealized gains                                   195,274
                                                                      ---------

    Net Increase in Net Assets Resulting from
      Operations                                                       $163,246
                                                                      =========

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ TRUST
================================================================================
                                              STATEMENT OF CHANGES IN NET ASSETS
                                            For the Year Ended December 31, 2006
--------------------------------------------------------------------------------

The following table presents the statement of changes in net assets of the Fund for the year ended December 31, 2006.

Increase (Decrease) in Net Assets from
  Operations

  Net investment income (loss)                                         $(32,028)
  Net realized gain (loss) on investment
    transactions                                                        212,091
  Net changes in unrealized depreciations on
    investments                                                         (16,817)
                                                                      ---------
  Increase (decrease) in net assets resulting from
    operations                                                          163,246
                                                                      ---------

Distributions to shareholders:

  Net investment income                                                       0
  Net realized gain on investments                                            0
                                                                      ---------
                                                                              0
                                                                      ---------

Capital Share Transactions:

  Increase (decrease) in net assets resulting
    from capital share transactions                                    (385,057)
                                                                      ---------

  Total increase (decrease) in net assets                              (221,811)

Net Assets:

  Beginning of period                                                   913,762
                                                                      ---------

  End of period (including undistributed net
    investment and operating income (loss) of
    $(215,112))                                                        $691,951
                                                                      =========

The accompanying notes are an integral part of these financial statements.

THE EHRENKRANTZ TRUST
================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
                                            For the Year Ended December 31, 2006
--------------------------------------------------------------------------------

Note 1 - Information About the Fund:
------------------------------------

The Ehrenkrantz Trust (the "Trust") was organized on December 9, 1986 under the laws of the commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts Business Trust" with the authority to issue an unlimited number of shares of beneficial interest of separate series, without par value. At present, the Trust consists of the Ehrenkrantz Growth Fund (the "Fund"), an open-ended, diversified, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Its officers under the direction of the Fund's Trustees manage the Fund's business and affairs. The Fund's investment objective is to seek long-term capital appreciation for shareholders.

Note 2 - Significant Accounting Policies:
-----------------------------------------

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

Securities Valuation

Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Trustees. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Securities Transactions and Related Investment Income

Securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from the sale of securities are calculated on the identified cost basis.

Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and long-term capital gains to its shareholders. Therefore, federal income tax provisions are not reflected in the financial statements. The tax basis of assets owned by the Fund are equal to the asset's cost basis.

Dividends and Distributions to Shareholders

The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

Use of Estimates

The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Note 3 - Investment Advisory Agreement:
---------------------------------------

The Ehrenkrantz Growth Fund has entered an investment advisory agreement (the "Agreement") with EKN Asset Management Group, Inc. ("Adviser"). Under the terms of the Agreement, the Adviser provides the Fund with investment advice and supervises the Fund's management and investment programs pursuant to the direction of the Trustees. As compensation for services rendered, the Fund pays the Adviser a fee accrued daily and paid monthly based at the annual rate of 1% of the Fund's average daily net assets.

The Adviser and the Fund have entered into an agreement (the "Expense Limitation Agreement") under which the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit its total operating expenses to 7.0% of average daily net assets. The Expense Limitation Agreement further provides that if cumulative expenses in excess of the 7.0% limitation remain at December 31, 2006, those amounts shall be paid to the Adviser in the future, provided that (1) no such payment shall be made to the Adviser after December 31, 2009 and (2) such payment shall be made only to the extent that it does not cause the Fund's aggregate expenses, on an annualized basis, to exceed 7.0%. The Expense Limitation Agreement will be extended automatically for an additional one year unless earlier terminated by the Adviser or the Fund.

For the fiscal year ended December 31, 2006, such waiver and reimbursement amounted to $21,797, and no reimbursement liability has been accrued because it is not likely that excess expenses under the plan ($21,797 as of December 31, 2006) will be paid to the Adviser under the Expense Limitation Agreement. During the period January 1, 2006 through December 31, 2006, the Adviser waived all investment advisory fees in the amount of $6,797.

To the extent consistent with applicable law, statute, and regulations, the Fund's Board of Directors determines that portfolio transactions would be executed primarily with the Adviser.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

Note 4 - Investment Transactions:
---------------------------------

Unrealized appreciation at December 31, 2006                                 $0
Unrealized depreciation at December 31, 2006                            (16,817)
                                                                       --------
    Net depreciation                                                   $(16,817)
                                                                       ========

During the year ended December 31, 2006, the Fund sold $2,112,331 in securities, excluding short-term investments, and purchased $1,132,423 in securities.

Note 5 - Fund Shares:
---------------------

Transactions in Fund shares for the year ended December 31, 2006 were as follows:

                                                             Year Ended
                                                              12/31/06
                                                              --------
                                                       Shares           Amount
                                                       ------           ------
Shares sold                                                  0               $0

Shares issued from the investment
  of dividends                                               0                0

Shares repurchased                                     (97,566)        (385,057)
                                                     ---------        ---------

Net changes                                            (97,566)       $(385,057)
                                                     =========        =========

Shares outstanding:
  Beginning of year                                    263,287
                                                     ---------
  End of period                                        165,721
                                                     =========

THE EHRENKRANTZ TRUST
================================================================================
                                                            FINANCIAL HIGHLIGHTS
                                                               December 31, 2006
--------------------------------------------------------------------------------

The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout the calendar year.

                                     2006           2005          2004          2003          2002
                                     ----           ----          ----          ----          ----
Net asset value, beginning
  of year                              $3.47          $3.76         $4.40         $2.88         $3.90

Income (loss) for investment
  Operations:
    Net investment income (loss)       (0.13)*        (0.28)        (0.21)        (0.07)        (0.08)
    Net gains (losses) on
      securities (both realized
      and unrealized)                   0.83          (0.01)        (0.43)         1.59         (0.94)
                                   ---------      ---------     ---------     ---------     ---------

Total investment operations             4.17           3.47          3.76          4.40          2.88

Less distributions:
    Dividends (from net
      investment income)                0.00           0.00          0.00          0.00          0.00
    Distributions (from capital
      gains)                            0.00           0.00          0.00          0.00          0.00
    Return of capital                   0.00           0.00          0.00          0.00          0.00

Total dividends and
distributions                           0.00           0.00          0.00          0.00          0.00
                                   ---------      ---------     ---------     ---------     ---------

Net asset value, end of year           $4.17          $3.47         $3.76         $4.40         $2.88
                                   =========      =========     =========     =========     =========

Total return                            20.2%          (7.7)%       (14.5)%        52.8%        (26.2)%

Net assets, end of year (in
  thousands)                            $692           $914        $1,273        $1,563        $2,153

Ratio of expenses to average
  net assets, net of waivers
  and reimbursements                     6.7%          11.2%          5.8%          3.8%          3.5%

Ratio of expenses to average
  net assets, before waivers
  and reimbursements                     8.7%          11.2%          5.8%          3.8%          3.5%

Ratio of net income (loss) to
  average net assets                    (4.0)%*       (10.1)%        (4.9)%        (2.2)%        (2.3)%

Portfolio turnover rate                 71.3%          11.6%         30.0%         0.00%         22.0%

* Net of fees waived/reimbursed by the Adviser.

THE EHRENKRANTZ TRUST
================================================================================
                                                    INDEPENDENT AUDITOR'S REPORT
                                            For the Year Ended December 31, 2006
--------------------------------------------------------------------------------

                          Liebman Goldberg & Drogin LLP
                          Certified Public Accountants
                          595 Stewart Avenue, Suite 420
                              Garden City, NY 11530

                         ------------------------------

                                Tel (516)228-6600
                                Fax (516)228-6664

To the Shareholders and Board of Directors
The Ehrenkrantz Growth Fund
New York, New York

                          Independent Auditor's Report

We have audited the accompanying statement of assets and liabilities of The Ehrenkrantz Growth Fund, including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2006 by correspondence from the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ehrenkrantz Growth Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for the year then ended, and the financial highlights for the year then ended, in conformity with U.S generally accepted accounting principles.


/s/ Liebman Goldberg & Drogin LLP
---------------------------------
    Liebman Goldberg & Drogin LLP
    Certified Public Accountants
    Garden City, New York
    March 15, 2007

THE EHRENKRANTZ TRUST
================================================================================
                                                                      MANAGEMENT
                                                               December 31, 2006
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

The business and affairs of the Fund are managed under the direction of the Board of Trustees. There is no stated term of office for Trustees, and each Trustee serves until the next special shareholders meeting or until his successor is elected and qualified. Certain information concerning the Fund's Trustees is set forth below.

      Name, Address,*
         Age, and                      Principal Occupation(s)
      (Year Elected)                    During Past 5 Years
      --------------                    -------------------

INTERESTED TRUSTEE

Thomas Giugliano,**        President of Ehrenkrantz King Nussbaum, Inc.
EKN Asset Management       (broker-dealer) and President of EKN Asset
135 Crossways Park Drive   Management Group, Inc. since prior to 2002.
Suite 101
Woodbury, NY  11797
40
(2005)

DISINTERESTED TRUSTEES

Angel Martinez,+           Branch Manager of Sunset Mortgage Corp., L.P.
37                         (a loan originator) since prior to 2002.
(2005)

Chris Lyons,+              Project Manager with Lyons Development, LTD.
40                         (A construction and development company)
(2005)                     since prior to 2002.

Thomas Spina,+             Nursing Representative with NYSNA (a nurse's union)
43                         since prior to 2002.
(2005)

Kevin T. Oliver,+          Attorney in private practice since prior to
43                         2002.
(2005)

----------
* The address of each disinterested Trustee is c/o Thomas Giugliano, The Ehrenkrantz Trust, 135 Crossways Park Drive, Suite 101, Woodbury, New York 11797.

** Mr. Giugliano is an "interested person" of the Fund as defined in the 1940 Act because he is a shareholder, officer and director of the Adviser.

+    Member of the Audit Committee.

OFFICERS OF THE TRUST

Certain information concerning the Fund's Officers is listed below.

                                                            Principal Occupation
Name, Address, and Age     Position(s) Held with Fund       During Past 5 Years
----------------------     --------------------------       -------------------

Thomas Giugliano           President, Secretary,            See biography above.
40                         Treasurer, and CCO

AUDIT COMMITTEE

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Commission require the Fund to disclose whether the Fund has an audit committee and, if not, the reasons therefore. Prior to December 15, 2006, the Fund did not have an audit committee because of the Board's prior determination that such a committee was not necessary in light of the Fund's relative small size and lack of any complex accounting issues.

At a special meeting held on December 15, 2006, the Board determined that the Fund should establish an audit committee to address any new accounting issues that may arise as a result of the Fund's anticipated efforts to increase the Fund's assets and to seek shareholder approval of a sub-advisor in the forthcoming fiscal year. At this meeting, the Board unanimously voted to approve the establishment of the Audit Committee and to appoint certain disinterested Trustees to serve as its members. The Audit Committee did not meet during the fiscal year ended December 31, 2006.

THE EHRENKRANTZ TRUST
================================================================================
                                                               SERVICE PROVIDERS
                                                               December 31, 2006
--------------------------------------------------------------------------------

Investment Adviser
------------------

EKN Asset Management Group, Inc.
135 Crossways Park Drive
Suite 101
Woodbury, New York 11797

Transfer Agent
--------------

Ameritor Financial Corporation
4400 MacArthur Blvd., NW
Suite 301
Washington, DC 20007
888-424-8570

Custodian
---------

PNC Bank
620 Liberty Avenue
2 PNC Plaza
7th Floor
Pittsburgh, PA  15222

Counsel
-------

Seward & Kissel LLP
1200 G Street, NW
Suite 350
Washington, D.C.  20033

Independent Auditors
--------------------

Liebman Goldberg & Drogin, LLP
595 Stewart Avenue
Suite 420
Garden City, NY 11530

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (800) 813-1117.

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that it is not necessary for the registrant to have an audit committee financial expert. This determination was made in light of the registrant's small size and limited complexity of audit issues.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $11,375 and $13,500 for fiscal years ended December 31, 2006 and 2005, respectively.

(b) Audit Related Fees. There were no audit-related fees, other than those noted under the "Audit Fees" disclosure set forth above that were billed to the registrant for the last two fiscal years by the principal accountants.

(c) Tax Fees. There were no fees related to professional services rendered by the principal accountants that were billed to the registrant for the last two fiscal years by the principal accountants.

(d) All Other Fees. There were no fees billed in the last two fiscal years for products or services provided by the registrant's principal accountant other than the services reported in paragraphs (a) of this Item.

(e) 1. The registrant's audit committee was created at a meeting of the board of trustees on December 15, 2006. Prior to that date, the registrant's independent trustees performed the functions of an audit committee. The policy of the registrant's audit committee is, and of the independent trustees was, to specifically pre-approve (i) all audit and non-audit services provided by the registrant's independent auditor to the registrant ("Fund Services") and (ii) all non-audit services provided by the registrant's independent auditor to the registrant's adviser. If such Fund Services are required during the period between the registrant's regularly scheduled meetings, the President must seek approval from the audit committee, or independent trustees, as applicable.

    2. Not applicable.

(f) Not applicable.

(g) All non-audit fees billed by the registrant's accountant for services rendered to the Fund for the fiscal years ended December 31, 2006 and 2005, respectively, are disclosed in (b)-(d) above. No non-audit services were performed by the registrant's accountant for the registrant's investment adviser, EKN Asset Management Group, Inc., for the fiscal year ended December 31, 2006 and 2005. The aggregate fees billed for non-audit services rendered by the registrant's principal accountant to the registrant's affiliated broker-dealer, EKN Financial Services, Inc., for the fiscal years ended December 31, 2006 and 2005 were $9,000 and $10,500, respectively.

(h) The registrant's audit committee of the board of trustees has not considered whether the provision of non-audit services that were rendered to the registrant's affiliated broker-dealer that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. The registrant's audit committee was created at a meeting of the board of trustees on December 15, 2006.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments is included in its annual report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees since the registrant last provided disclosure in response to this item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 70.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      12(a)(1)          Not applicable.  See item 2 hereof.

      12(a)(2) Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed and attached hereto.

      12(a)(3)          Not applicable.

      12(b) Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), is furnished and attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Ehrenkrantz Trust: Ehrenkrantz Growth Fund

By:   /s/ Thomas Giugliano
      --------------------
      Thomas Giugliano
      President (Principal Executive Officer)

Date:  March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Ehrenkrantz Trust

By:   /s/ Thomas Giugliano
      --------------------
      Thomas Giugliano
      President (Principal Executive Officer) &
      Treasurer (Principal Financial Officer)

Date:  March 26, 2007


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